Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities, Noncurrent [Abstract]
Summary of Other non-current liabilities
Other
non-current
liabilities consisted of the following:

	As of December 31,
	2020	2021
Non-controlling interests (i)	—	1,708,062
Government grants (ii)	217,682	174,005
Warranty pro visions (iii)	79,757	266,072

Total	297,439	2,148,139

(i)	The non-controlling interests consisted of the following three equity financing arrangements.

Summary of movements of accrued warranty
(iii)	Movement of accrued warranty is as following:

	For the Year Ended December 31,
	2019	2020	2021
Accrued warranty - beginning of year	73	34,597	111,351
Warranty costs incurred	(575)	(925)	(32,352)
Provision for warranty	35,099	77,679	292,141

Accrued warranty - end of year	34,597	111,351	371,140
Less: Current portion of warranty	(8,380)	(31,594)	(105,068)

Non-current portion of warranty	26,217	79,757	266,072